UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                     Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter 			Ended: March 31,2012
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Well Fargo Delaware Trust Company, National Association
Address:  505 Carr Road DE5402
	  Rockwood Office Park
	  Wilmington, Delaware 19809


13F File Number:  028-12628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy S. Kocher
Title:   Vice President
Phone:   612-316-1502


Signature, Place, and Date of Signing:

   /s/	Kathy S. Kocher			Minneapolis, MN		05/09/2012

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X ]      13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company